Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Taxation in the Statement of Income

Taxation in the statement of income represents:

	For the years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	—	1,560,959	1,568,638	201,601
Deferred	—	—	—	—
	—	1,560,959	1,568,638	201,601

Schedule of Effective Income Tax Rate

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
(Loss) income before tax	(26,282,350)	8,589,401	20,223,401	2,599,108
Income tax expense computed at statutory rate	(4,171,588)	1,252,251	3,171,861	407,647
Reconciling items:
Non-deductible items in Hong Kong	(8,769)	311,708	873,594	112,275
Non-taxable items in Hong Kong	—	—	(2,953,907)	(379,636)
Effect of income tax in jurisdiction other than Hong Kong	—	—	478,590	61,508
Tax credit	—	(3,000)	(1,500)	(193)
Changes in valuations allowance	4,180,357	—	—	—
Effective income tax expenses	—	1,560,959	1,568,638	201,601

The reconciliation of tax computed by applying the statutory income tax rate of 16.5% for the years ended September 30, 2023, 2024 and 2025 applicable to the Hong Kong profit tax were as follows:

	For the years ended September 30,
	2023	2024	2025
Statutory income tax rate	16.50%	16.50%	16.50%
Non-deductible items in Hong Kong	0.03%	3.63%	4.32%
Non-taxable income in Hong Kong	—	—	(14.61)%
Effect of preferential tax rates and tax reliefs	(0.63)%	(1.96)%	1.52%
Changes in valuation allowance	(15.90)%	—	—
Effective income tax rates	—	18.17%	7.73%